SHORT-TERM DEBT (Details)							12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 2017 Convertible Senior Notes USD ($)	Dec. 31, 2014 2017 Convertible Senior Notes CNY	Dec. 31, 2013 2017 Convertible Senior Notes CNY	Dec. 31, 2014 Pledged borrowings by bank deposits USD ($) item	Dec. 31, 2014 Pledged borrowings by bank deposits CNY item	Dec. 31, 2014 Collateralized borrowings by bank deposits USD ($) item	Dec. 31, 2014 Collateralized borrowings by bank deposits CNY item	Dec. 31, 2014 Loan facility CNY	Dec. 31, 2013 Loan facility CNY	Dec. 31, 2014 Minimum Pledged borrowings by bank deposits	Dec. 31, 2014 Minimum Collateralized borrowings by bank deposits	Dec. 31, 2014 Maximum Pledged borrowings by bank deposits	Dec. 31, 2014 Maximum Collateralized borrowings by bank deposits
Short-term borrowings
Number of borrowings							9	9	6	6
Short- term borrowings	$ 573,846,604	3,560,488,641	774,599,341				$ 264,900,000	1,600,000,000	$ 237,900,000	1,500,000,000	3,132,061,011	774,599,341
Long-term Debt, Excluding Current Maturities	1,300,000,000	8,065,980,000	5,657,182,650	69,000,000	428,427,630	814,222,650
Restricted cash	134,802,397	836,394,951	739,543,614						380,000,000
Short-term Investments	$ 1,037,754,986	6,438,854,587	3,635,090,955					1,000,000,000	$ 480,000,000
Number of subsidiaries							1	1	1	1
Interest rate (as a percent)	5.00%	5.00%											2.30%	2.20%	2.40%	3.00%